Quarterly Report
June 30, 2021
MFS®  Virginia
Municipal Bond Fund
MVA-Q1

Portfolio of Investments
6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.2%
Airport Revenue – 3.4%
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$510,000	$587,226
Metropolitan Washington, D.C., Airport Authority Rev., “B”, 5%, 10/01/2027	980,000	1,153,147
Metropolitan Washington, D.C., Airport Authority Rev., “B”, 5%, 10/01/2028	1,000,000	1,176,681
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2037	1,000,000	1,260,045
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2038	1,000,000	1,257,729
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 4%, 10/01/2039 (w)	1,000,000	1,212,253
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 4%, 10/01/2040 (w)	1,000,000	1,208,948
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 4%, 10/01/2041 (w)	1,000,000	1,204,547
Norfolk, VA, Airport Authority Refunding Rev., “A”, 5%, 7/01/2028	500,000	638,612
Norfolk, VA, Airport Authority Refunding Rev., “A”, 5%, 7/01/2029	500,000	651,627
Norfolk, VA, Airport Authority Refunding Rev., “A”, 5%, 7/01/2030	400,000	531,053
Norfolk, VA, Airport Authority Refunding Rev., “A”, 5%, 7/01/2031	500,000	677,744
Norfolk, VA, Airport Authority Rev., 5%, 7/01/2029	525,000	684,209
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,160,000	1,375,376
		$13,619,197
General Obligations - General Purpose – 10.4%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$775,000	$819,488
Chesterfield County, VA, Public Improvement, “A”, 4%, 1/01/2036	1,570,000	1,832,052
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	400,000	459,338
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	65,000	73,940
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	475,000	539,231
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	3,605,000	2,983,138
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	240,000	247,194
Commonwealth of Virginia, General Obligation, “B”, 5%, 6/01/2026	4,750,000	5,778,537
Fairfax County, VA, Public Improvement, “A”, 5%, 10/01/2037	2,000,000	2,576,466
Loudoun County, VA, General Obligation Public Improvement, “A”, 5%, 12/01/2022	3,000,000	3,206,941
Lynchburg, VA, Public Improvement, 5%, 6/01/2026	1,000,000	1,136,894
Newport News, VA, General Obligation Improvement, “A”, 4%, 2/01/2038	1,425,000	1,697,744
Norfolk, VA, General Obligation Capital Improvement, 5%, 8/01/2043 (Prerefunded 8/01/2028)	2,615,000	3,377,888
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2/01/2032 (Prerefunded 2/01/2023)	440,000	473,238
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2/01/2032	60,000	64,582
Prince George County, VA, General Obligation, 5%, 8/01/2027	1,580,000	1,988,595
Prince George County, VA, General Obligation, 5%, 8/01/2028	1,865,000	2,407,249
Prince George County, VA, General Obligation, 5%, 8/01/2029	2,260,000	2,983,178
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	170,000	179,693
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	380,000	392,792
Richmond, VA, Public Improvement, “A”, 5%, 3/01/2028 (Prerefunded 3/01/2023)	220,000	237,686
State of Illinois, General Obligation, 5.5%, 5/01/2039	270,000	349,713
State of Illinois, General Obligation, 5.75%, 5/01/2045	245,000	317,935
State of Illinois, General Obligation, “A”, 5%, 3/01/2028	330,000	409,054
State of Illinois, General Obligation, “A”, 5%, 3/01/2029	495,000	625,738
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	455,000	585,244
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	660,000	863,251
Suffolk, VA, General Obligation, 5%, 12/01/2022	2,480,000	2,650,705
Virginia Beach, VA, Public Improvement, “B”, 5%, 4/01/2022	2,000,000	2,072,731
		$41,330,235
General Obligations - Schools – 1.6%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$70,000	$84,686
Virginia Public School Authority, Special Obligation School Refunding (Montgomery County), 5%, 2/01/2025	5,330,000	6,213,909
		$6,298,595

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – 13.8%
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2037	$2,800,000	$3,641,870
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	20,000	22,799
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	30,000	37,274
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	15,000	18,450
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2033	2,000,000	2,534,198
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2034	1,475,000	1,864,172
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	180,000	205,195
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2040	2,000,000	2,287,087
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	45,000	49,603
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2044	2,000,000	2,231,430
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 4%, 5/15/2048	4,000,000	4,636,645
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health System Project), “B”, 5%, 5/15/2022	5,000,000	5,207,510
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2031	750,000	834,664
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2033	1,000,000	1,109,799
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	1,585,000	1,967,754
Lynchburg, VA, Economic Development Authority Rev. (Centra Health), “A”, 5%, 1/01/2047	3,000,000	3,498,867
Norfolk, VA, Economic Development Authority Health Care Facilities Rev. (Sentara Healthcare), “B”, 5%, 11/01/2036	2,875,000	3,046,238
Norfolk, VA, Economic Development Authority Hospital Facilities Refunding Rev. (Sentara Healthcare), “B”, 4%, 11/01/2048	3,000,000	3,418,468
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), “A”, 5%, 7/01/2047	1,625,000	2,505,803
Virginia Small Business Financing Authority Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	3,445,000	4,065,183
Virginia Small Business Financing Authority Rev. (Sentara Healthcare), 4%, 11/01/2039	3,750,000	4,450,078
Virginia Small Business Financing Authority Rev. (Sentara Healthcare), 3%, 11/01/2040	3,370,000	3,687,199
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2028	600,000	702,578
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2030	400,000	465,550
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/2044 (Prerefunded 1/01/2024)	2,000,000	2,231,028
		$54,719,442
Healthcare Revenue - Long Term Care – 3.5%
Albemarle County, VA, Economic Development Authority, Residential Care Facilities Rev. (Westminster-Canterbury Blue Ridge), “A”, 5%, 1/01/2042	$1,000,000	$1,036,664
Alexandria, VA, Industrial Development Authority, Residential Care Facilities Mortgage Rev. (Goodwin House, Inc.), 5%, 10/01/2030	1,000,000	1,162,286
Fairfax County, VA, Economic Development Authority Residential Care Facilities Rev. (Goodwin House, Inc.), 5%, 10/01/2036	1,000,000	1,132,642
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Lifespire of Virginia.), “C”, 5%, 12/01/2037	765,000	915,209
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2024	395,000	409,150
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2025	385,000	398,433
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), 4%, 10/01/2040	500,000	564,987
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), 4%, 10/01/2045	720,000	805,955
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/2048	200,800	17,570
Lexington, VA, Industrial Development Authority Residential Care Facilities Rev. (Kendal at Lexington), 4%, 1/01/2037	1,000,000	1,061,662
Lexington, VA, Industrial Development Authority Residential Care Facilities Rev. (Kendal at Lexington), “A”, 5%, 1/01/2042	1,000,000	1,070,670
Prince William County, VA, Industrial Development Authority, Residential Care Facilities Rev. (Westminster at Lake Ridge), 5%, 1/01/2037	1,000,000	1,077,353
Suffolk, VA, Economic Development Facilities First Mortgage Rev. (Lake Prince Center, Inc.), 5%, 9/01/2031	1,000,000	1,108,322
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2033	1,750,000	2,140,068
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), “C”, 5%, 6/01/2042	1,000,000	1,073,843
		$13,974,814
Industrial Revenue - Environmental Services – 0.3%
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	$1,000,000	$1,063,719

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – 0.4%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$300,000	$310,776
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	431,985	469,347
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	635,000	744,175
		$1,524,298
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	$100,000	$113,243
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	130,000	148,530
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	1,683,272	168
		$261,941
Miscellaneous Revenue - Other – 1.5%
Loudoun County, VA, Economic Development Authority Rev. (Howard Hughes Medical Institute), Capital Appreciation, “A”, 0%, 7/01/2049	$7,500,000	$3,291,648
Rappahannock, VA, Regional Jail Authority Rev., 5%, 10/01/2033 (Prerefunded 10/01/2025)	2,220,000	2,641,352
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	70,000	70,254
		$6,003,254
Multi-Family Housing Revenue – 1.4%
Virginia Housing Development Authority Rev., Rental Housing, “A”, 3.8%, 9/01/2044	$2,000,000	$2,197,704
Virginia Housing Development Authority Rev., Rental Housing, “D”, 3.7%, 10/01/2038	3,000,000	3,339,721
		$5,537,425
Parking – 0.9%
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2035	$1,250,000	$1,527,593
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2036	1,000,000	1,219,627
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2037	750,000	913,056
		$3,660,276
Port Revenue – 1.3%
Virginia Port Authority Facilities Refunding Rev., “B”, 5%, 7/01/2027	$1,500,000	$1,790,189
Virginia Port Authority Facilities Rev, “A”, 5%, 7/01/2031 (Prerefunded 7/01/2025)	3,000,000	3,519,285
		$5,309,474
Sales & Excise Tax Revenue – 3.1%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029 (w)	$25,000	$30,975
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030 (w)	20,000	25,152
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031 (w)	25,000	31,913
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036 (w)	105,000	121,839
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042 (w)	140,000	159,499
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	77,000	87,445
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	4,818,000	5,553,308
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	717,000	803,621
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	251,000	281,323
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	6,000	6,734
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	122,000	138,943
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	11,000	10,565
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	135,000	123,589
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	26,000	22,676
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,212,000	977,072
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,160,000	871,068
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	7,149,000	2,351,024
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	640,000	732,233
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	130,000	136,348
		$12,465,327

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$325,000	$368,447
Single Family Housing - State – 1.4%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	$1,380,000	$1,535,582
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	1,435,000	1,539,814
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	1,345,000	1,494,373
Texas Department of Housing & Community Affairs Residential Mortgage Rev., “A”, FNMA, 4.75%, 1/01/2049	870,000	978,743
		$5,548,512
State & Local Agencies – 12.9%
Campbell County, VA, Industrial Development Authority, 4%, 6/01/2039	$1,000,000	$1,186,990
Campbell County, VA, Industrial Development Authority, 4%, 6/01/2040	1,000,000	1,185,022
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	1,555,000	1,786,797
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.84% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,955,000	1,886,667
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2033	500,000	572,951
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2034	1,000,000	1,144,157
Fairfax County, VA, Redevelopment and Housing Authority Refunding Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2039	3,265,000	4,065,907
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2036	1,000,000	1,094,865
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2037	580,000	633,181
Henry County, VA, Industrial Development Authority, Public Facility Leave Rev., 4%, 11/01/2045	3,000,000	3,401,375
Loudoun County, VA, Economic Development Authority Rev. (Louduon County Public Facilities Project), “A”, 3%, 12/01/2037	2,000,000	2,262,103
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	395,000	503,854
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	770,000	947,785
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	25,000	32,561
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2033	10,000	12,982
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	65,000	77,759
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	55,000	65,635
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	35,000	41,654
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	35,000	41,569
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2038	50,000	59,301
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2039	40,000	47,325
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2040	55,000	64,959
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	25,000	29,442
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	340,000	409,473
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2036	3,205,000	3,879,113
Southampton County, VA, Industrial Development Authority Rev., 5%, 12/01/2021	1,245,000	1,269,873
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), “E-1”, 5%, 2/01/2023	2,140,000	2,304,060
Virginia Port Authority, Port Fund Rev., “B”, 5%, 7/01/2027	2,510,000	3,090,552
Virginia Public Building Authority, Facilities Rev., “A”, 4%, 8/01/2039	4,500,000	5,414,761
Virginia Public Building Authority, Public Facilities Rev., “A”, 4%, 8/01/2028 (Prerefunded 8/01/2021)	2,000,000	2,006,280
Virginia Public Building Authority, Public Facilities Rev., “B-3”, 4%, 8/01/2021	1,000,000	1,003,117
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “C”, 4%, 11/01/2036	3,450,000	4,120,127
Washington, D.C. Metropolitan Area Transit Authority Dedicated Rev. (Green Bonds - Climate Bond Certified), “A”, 5%, 7/15/2046	5,000,000	6,566,113
		$51,208,310
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$150,000	$159,100
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	385,000	398,253
		$557,353
Tax - Other – 0.9%
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	$375,000	$384,706
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	700,000	747,489
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	85,000	91,560

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	$2,030,000	$2,205,212
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	220,000	257,138
		$3,686,105
Tax Assessment – 0.6%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$745,000	$780,356
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	1,000,000	1,099,904
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.15%, 3/01/2035 (n)	500,000	532,187
		$2,412,447
Tobacco – 0.7%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$225,000	$291,407
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	1,455,000	1,699,670
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	4,495,000	735,839
		$2,726,916
Toll Roads – 4.8%
Chesapeake Bay Bridge & Tunnel District First Tier General Resolution Rev., 5%, 7/01/2051	$3,000,000	$3,566,212
Metropolitan Washington, D.C., Airport Authority Rev. Senior Lien (Dulles Toll Road), 5%, 10/01/2053	2,000,000	2,062,472
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, 4%, 10/01/2044	3,000,000	3,457,249
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	2,830,000	3,261,254
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC Project), 5%, 7/01/2034	2,500,000	2,558,104
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	465,000	490,505
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	905,000	948,744
Virginia Small Business Financing Authority Senior Lien Rev. (95 Express Lanes LLC Project), 5%, 1/01/2044	1,500,000	1,534,316
Virginia Small Business Financing Authority, Senior Lien Private Activity Rev. (Transform 66 P3 Project), 5%, 12/31/2049	1,000,000	1,204,137
		$19,082,993
Transportation - Special Tax – 8.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	$50,000	$51,424
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,695,000	1,834,182
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,715,000	1,881,689
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., 5%, 9/15/2033	3,360,000	4,469,792
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 4%, 5/15/2042	3,000,000	3,451,603
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, “A”, 4%, 5/15/2035	2,750,000	3,238,373
Hampton Roads, VA, Transportation Accountability Commission, “A”, 5%, 7/01/2029	1,000,000	1,321,239
Hampton Roads, VA, Transportation Accountability Commission, “A”, 5%, 7/01/2030	1,000,000	1,348,923
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	850,000	896,575
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2038 (w)	115,000	131,207
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2039 (w)	230,000	261,590
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2040 (w)	215,000	243,704
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2041 (w)	190,000	214,822
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2042 (w)	190,000	214,099
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2029 (w)	100,000	121,937
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2030 (w)	90,000	111,384
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2031 (w)	145,000	182,231
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2032 (w)	100,000	127,708
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2033 (w)	135,000	171,170
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2034 (w)	130,000	164,057
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035 (w)	120,000	150,688
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036 (w)	125,000	156,268
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037 (w)	65,000	80,891
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5.25%, 12/15/2021	185,000	189,167
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	190,000	238,024
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	190,000	233,012
Virginia Port Authority Rev., 5%, 7/01/2030 (Prerefunded 7/01/2025)	1,000,000	1,177,434

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Virginia Port Authority Rev., 5%, 7/01/2031 (Prerefunded 7/01/2025)	$500,000	$588,717
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	1,560,000	1,911,431
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	1,560,000	1,908,454
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., “B”, 5%, 7/01/2042	3,860,000	4,692,476
		$31,764,271
Universities - Colleges – 12.8%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/2026	$1,390,000	$1,389,929
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 11/01/2037	745,000	870,603
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 5/01/2048	2,475,000	2,843,936
Lexington, VA, Industrial Development Authority Educational Facilities Rev. (Washington and Lee Universities), “A”, 5%, 1/01/2043	1,000,000	1,221,442
Montgomery County, VA, Economic Development Authority Rev., Tax-Exempt (Virginia Tech Foundation), “A”, 4%, 6/01/2037	1,000,000	1,189,406
Montgomery County, VA, Economic Development Authority Rev., Tax-Exempt (Virginia Tech Foundation), “A”, 4%, 6/01/2038	1,750,000	2,077,240
Prince William County, VA, Industrial Development Authority Rev. (George Mason University Foundation Prince William Life Sciences Lab), 5.5%, 9/01/2034 (Prerefunded 9/01/2021)	1,000,000	1,008,846
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	445,000	457,154
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	230,000	233,450
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	595,000	698,618
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2034	1,000,000	1,204,353
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2038	250,000	285,911
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2039	225,000	256,533
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2040	250,000	284,362
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 5%, 4/01/2049	900,000	1,091,960
University of Texas, Financing System Rev., “A”, 5%, 8/15/2050	3,000,000	4,792,164
University of Virginia, General Rev. Pledge Refunding, 5%, 9/01/2025 (Prerefunded 9/01/2021)	3,760,000	3,790,180
University of Virginia, General Rev. Pledge Refunding, “A”, 5%, 6/01/2043 (Prerefunded 6/01/2023)	685,000	747,914
University of Virginia, General Rev. Pledge Refunding, “B”, 5%, 4/01/2046	2,500,000	3,041,854
University of Virginia, Rector and Visitors General Pledge Rev. (Multi-Year Capital Project), “A”, 4%, 8/01/2048	2,000,000	2,333,430
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “A”, 5%, 7/01/2035 (n)	1,000,000	1,088,971
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	1,000,000	1,098,396
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 9/01/2027 (Prerefunded 9/01/2021)	3,000,000	3,023,828
Virginia College Building Authority, Educational Facilities Rev. (Randolph-Macon College), 4%, 1/15/2041	1,600,000	1,824,441
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2036	1,280,000	1,517,817
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 3%, 6/01/2041	470,000	494,678
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2046	1,250,000	1,446,052
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NPFG, 5.25%, 1/01/2031	1,000,000	1,291,278
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), “A”, 5%, 1/01/2040	1,000,000	1,138,647
Virginia Commonwealth University, General Rev., “A”, 5%, 11/01/2033	4,000,000	5,205,294
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	2,500,000	2,875,246
		$50,823,933
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$595,000	$609,875
Utilities - Municipal Owned – 3.1%
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$835,000	$809,950
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	130,000	126,100
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	60,000	58,500
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	30,000	29,175
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	305,000	296,612
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	30,000	29,063
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	320,000	311,200
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	535,000	518,950
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	60,000	60,146

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	$315,000	$315,754
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	175,000	166,469
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2024	25,000	25,582
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	30,000	30,079
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	145,000	141,013
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	140,000	135,800
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	25,000	24,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	430,000	417,100
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	185,000	185,486
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	340,000	366,065
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	35,000	37,695
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	25,000	24,344
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	60,000	58,350
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	205,000	196,800
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	225,000	218,812
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	70,000	68,075
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	215,000	209,088
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2027 (Prerefunded 1/15/2023)	2,555,000	2,744,648
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2035	2,000,000	2,390,527
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2038 (Prerefunded 1/15/2023)	2,000,000	2,148,452
		$12,144,085
Utilities - Other – 0.6%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$555,000	$559,534
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	290,000	306,469
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,140,000	1,367,413
		$2,233,416
Water & Sewer Utility Revenue – 10.3%
Fairfax County, VA, Sewer Rev., “A”, 4%, 7/15/2039	$3,000,000	$3,712,914
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2028 (Prerefunded 4/01/2022)	1,000,000	1,036,435
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2041	3,000,000	3,662,639
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	175,000	175,000
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	295,000	344,390
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	375,000	437,424
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,045,000	1,214,986
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	430,000	527,879
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 5%, 10/01/2035 (Prerefunded 10/01/2027)	660,000	831,791
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2037	1,350,000	1,549,034
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2038	1,265,000	1,449,118
Henrico County, VA, Water and Sewer System Rev., 4%, 5/01/2046	1,435,000	1,670,313
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	80,000	90,472
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	100,000	112,707
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	50,000	56,481
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	110,000	124,013
Norfolk, VA, Water Rev., 5%, 11/01/2028 (Prerefunded 5/01/2022)	985,000	1,024,890
Norfolk, VA, Water Rev., 5%, 11/01/2028	15,000	15,596
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 3%, 7/01/2044	2,065,000	2,275,192
Virginia Beach, VA, Water & Sewer System Rev., 5%, 10/01/2022	1,310,000	1,388,809
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5%, 11/01/2025 (Prerefunded 11/01/2021)	1,540,000	1,564,931
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025 (Prerefunded 11/01/2021)	30,000	30,486
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025	115,000	116,854
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027 (Prerefunded 11/01/2021)	5,710,000	5,802,440
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027	45,000	45,726
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028 (Prerefunded 11/01/2021)	2,960,000	3,007,419

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028	$40,000	$40,645
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/2025	55,000	55,887
Virginia Resources Authority, Infrastructure Rev., Virginia Pooled Financing Program, “C”, 4%, 11/01/2044	3,235,000	3,878,143
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2033 (Prerefunded 11/01/2022)	2,245,000	1,479,496
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2034 (Prerefunded 11/01/2022)	2,250,000	1,416,290
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2035 (Prerefunded 11/01/2022)	1,950,000	1,170,796
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2036 (Prerefunded 11/01/2022)	1,250,000	714,889
		$41,024,085
Total Municipal Bonds		$389,958,745
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$557,000	$492,518
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,200,000	367,859
Total Bonds		$860,377
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 0.02% (v)	3,655,523	$3,655,523

Other Assets, Less Liabilities – 0.7%		2,589,615
Net Assets – 100.0%		$397,064,260
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,655,523 and $390,819,122, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,504,880, representing 2.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$389,958,745	$—	$389,958,745
U.S. Corporate Bonds	—	860,377	—	860,377
Mutual Funds	3,655,523	—	—	3,655,523
Total	$3,655,523	$390,819,122	$—	$394,474,645
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,569,228	$26,026,566	$26,940,271	$—	$—	$3,655,523
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$436	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2021, are as follows:
Virginia	72.7%
Washington DC	8.3%
Puerto Rico	7.2%
Texas	1.7%
Tennessee	1.5%
Illinois	1.4%
New Jersey	1.0%
Pennsylvania	0.9%
Guam	0.8%
Maryland	0.8%
Ohio	0.7%
Colorado	0.5%
Alabama	0.3%
California	0.3%
Wisconsin	0.3%
New York	0.2%
Michigan	0.1%
Indiana	0.1%
Iowa	0.1%
Louisiana (o)	0.0%
North Carolina (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.